Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	August 11, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	WP Trust (the “Trust”) on behalf of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “Funds”)

Ladies and Gentlemen:

Attached please find the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”) filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”), each as amended.  The Trust is filing this Registration Statement pursuant to Section 8(b) of the Investment Company Act of 1940 concurrently with the filing of the Trust’s Form N-8A pursuant to Section 8(a) of the 1940 Act.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750.  Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of WP Trust

cc:	Mr. Charles S. Stoll
Winning Points Advisors, LLC
129 NW 13th Street, Suite D26
Boca Raton, FL 33432